SCHEDULE OF FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities	$ 4,823,725	$ 4,823,725	$ 2,485,346
Contingent liabilities	8,431,000	9,707,000	11,313,000
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities
Contingent liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities
Contingent liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liabilities	4,823,725	4,823,725	2,485,346
Contingent liabilities	8,431,000	9,707,000	11,313,000
Total	$ 13,254,725	$ 14,530,725	$ 13,798,346